Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31, 2020	December 31, 2019

Short-term bank deposits	415,388	470,073
Short-term investment	1,224,678	933,882
	1,640,065	1,403,955